Other long-term liabilities	12 Months Ended
Mar. 29, 2025
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Other long-term liabilities
9.	Other long-term liabilities:
In fiscal 2025 and 2024, the Company entered into various inventory supplier agreements relating to inventory purchases. These agreements require an initial payment within 30 days upon receipt of inventory and the balances are repayable over monthly installments ranging from 24 to 34 months. Certain of these inventory agreements are interest-free or interest-bearing at a rate of

6
%. As of March 29, 2025, the Company has U.S. $
7.6
million (
CAD
$
10.9
million) outstanding on these inventory supplier agreements of which U.S. $
2.9
million (
CAD
$
4.2
million) is presented in other long-term liabilities and the balance as accounts payable. As of March 30, 2024, the Company had U.S. $
3.4
million (
CAD
$
4.5
million) outstanding on these inventory supplier agreements of which U.S. $
1.6
million (
CAD
$
2.2
million) is presented in other long-term liabilities and the balance as accounts payable.
The cash flows related to inventory supplier agreements are presented in operating cash flows.